UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STARBOARD VALUE LP
Address: 830 Third Avenue, 3rd Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, February 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6

Form 13F Information Table Entry Total:                                   22

Form 13F Information Table Value Total:                             $420,116
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark R. Mitchell

         6         28-14569                   Peter A. Feld

                                                              FORM 13F

   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------------            --------        --------    --------    ---------------------  ----------  --------  ---------------------
                            TYPE                                                                                 VOTING AUTHORITY
                             OF                         VALUE     SHARES OR  SH/  CALL/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER             CLASS           CUSIP      (X$1000)     PRN AMT   PRN  PUT    DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ANALOGIC CORP             COM             032657207    13,638       237,932  SH           DEFINED       6       237,932
AOL INC                   COM             00184X105    65,927     4,366,000  SH           DEFINED       6     4,366,000
AVIAT NETWORKS INC        COM             05366Y102     2,421     1,322,820  SH           DEFINED       6     1,322,820
AVID TECHNOLOGY INC       COM             05367P100    20,600     2,415,000  SH           DEFINED       6     2,415,000
BAKER MICHAEL CORP        COM             057149106       490        25,000  SH           DEFINED       6        25,000
DSP GROUP INC             COM             23332B106    11,577     2,222,079  SH           DEFINED       6     2,222,079
EXAR CORP                 COM             300645108     7,935     1,220,700  SH           DEFINED       6     1,220,700
EXTREME NETWORKS INC      COM             30226D106    26,762     9,165,000  SH           DEFINED       6     9,165,000
IRIS INTL INC             COM             46270W105       234        25,000  SH           DEFINED       6        25,000
ISHARES TR                RUSL 2000 VALU  464287630    41,025       625,000  SH           DEFINED       6       625,000
MIPS TECHNOLOGIES INC     COM             604567107    23,527     5,275,000  SH           DEFINED       6     5,275,000
OPENWAVE SYS INC          COM NEW         683718308    13,451     8,513,000  SH           DEFINED       6     8,513,000
PROGRESS SOFTWARE CORP    COM             743312100    26,181     1,353,035  SH           DEFINED       6     1,353,035
REGIS CORP MINN           COM             758932107    41,954     2,535,000  SH           DEFINED       6     2,535,000
REGIS CORP MINN           NOTE 5.000% 7/1 758932AA5    11,117     8,929,000  PRN          DEFINED       6     8,929,000
SEACHANGE INTL INC        COM             811699107    18,555     2,639,342  SH           DEFINED       6     2,639,342
SHORETEL INC              COM             825211105     9,471     1,484,553  SH           DEFINED       6     1,484,553
SURMODICS INC             COM             868873100    30,621     2,088,760  SH           DEFINED       6     2,088,760
TELLABS INC               COM             879664100     3,696       914,900  SH           DEFINED       6       914,900
TESSERA TECHNOLOGIES INC  COM             88164L100    10,434       622,916  SH           DEFINED       6       622,916
WAUSAU PAPER CORP         COM             943315101    34,353     4,159,000  SH           DEFINED       6     4,159,000
XO GROUP INC              COM             983772104     6,148       737,211  SH           DEFINED       6       737,211